Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 29,596,698	₩ 29,400,141	₩ 29,925,973
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	74,244,164	71,952,642
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(44,623,184)	(42,531,640)
Government grants	(24,282)	(20,861)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,702,715	2,590,087	2,526,059
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,702,768	2,592,705
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53)	(2,618)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,204,450	4,161,400	4,215,454
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,802,539	9,417,295
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,592,600)	(5,250,281)
Government grants	(5,489)	(5,614)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,131,795	3,025,226	2,904,506
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,683,546	6,363,370
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,551,692)	(3,338,075)
Government grants	(59)	(69)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,420,156	16,857,307	17,218,264
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,090,721	48,435,445
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33,663,244)	(31,570,233)
Government grants	(7,321)	(7,905)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,030	37,156	32,285
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	324,073	310,078
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(277,437)	(272,705)
Government grants	(606)	(217)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,795	60,301	70,751
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	453,297	423,927
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(375,212)	(363,360)
Government grants	(290)	(266)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	166,162	127,459	130,132
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	752,314	670,079
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(585,881)	(542,217)
Government grants	(271)	(403)
Lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	867,746	773,700
Lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,288,639	1,093,817
Lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(420,893)	(320,117)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154,682	149,965	124,193
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	185,234	171,160
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(30,552)	(21,195)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,825,167	1,617,540	₩ 1,929,747
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,961,033	2,474,766
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(125,620)	(850,839)
Government grants	₩ (10,246)	₩ (6,387)